Putnam Investments
                                         One Post Office Square
                                         Boston, MA 02109
                                         December 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Tax-Free Income Trust (Reg. No. 2-98790) (811-4345)
    Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 28, 2001.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 11193.

                                         Very truly yours,

                                         PUTNAM TAX-FREE INCOME TRUST

                                         /s/ Gordon H. Silver
                                     By: ----------------------------
                                         Gordon H. Silver
                                         Vice President


cc:  Jason Pogorelec, Esq.